Income Taxes - Reconciliation of Statutory Income Tax Rates to Effective Income Tax Rates (Detail)	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available	(1.30%)	0.60%	0.40%
State and local income taxes, net of U.S. federal income tax benefit	2.90%	5.70%	3.00%
Change in valuation allowance	0.90%	1.60%	(1.20%)
Acquisition and related transaction costs	(2.20%)
Decrease in fair value of warrant liability	6.20%
Reconciliation of tax provision to return	(1.70%)	0.60%	(0.50%)
Non-deductible compensation	(1.90%)	(1.00%)	(0.70%)
Reconciliation of other adjustments	(0.40%)	(0.70%)	(0.60%)
Effective income tax rate	23.50%	27.80%	21.40%